SUBSEQUENT EVENTS (Details)																1 Months Ended		3 Months Ended	6 Months Ended
	Feb. 13, 2025 shares	Feb. 06, 2025 shares	Feb. 05, 2025 USD ($) D shares	Jan. 02, 2025 shares	Jan. 01, 2025 USD ($)	Oct. 23, 2024 USD ($)	Oct. 13, 2024 USD ($)	Oct. 12, 2024	Aug. 29, 2024 USD ($) $ / shares shares	Aug. 28, 2024 shares	Aug. 09, 2024 USD ($) shares	Jul. 31, 2024 USD ($) D shares	Jul. 10, 2024 shares	Jul. 05, 2024 shares	Jun. 30, 2024 $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) shares	Sep. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares	Feb. 09, 2024 $ / shares	Dec. 31, 2023 USD ($) shares	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) shares
SUBSEQUENT EVENTS
Shares issued as deposit for the Commercial Bank acquisition (in shares)																			1,234,990
Common stock, shares issued																		23,275,171	388,003			5,031,250		5,031,250
Common stock, value | $																			$ 39			$ 503	$ 503	$ 503
Proceeds from Tau agreement | $																			$ 533,381
Common stock issued to for consulting services (in shares)									882,668				1,602,994
Common stock issued to settled vendor obligations | $																		$ 2,578		$ 1,459,976
Sale price per share (in Dollars per share) | $ / shares															$ 10	$ 10				$ 10	$ 10
Chardan Note
SUBSEQUENT EVENTS
Conversion amount | $						$ 5,209,764										$ 725,000	$ 725,000
Conversion, shares issued																2,263,031	2,263,031
Conversion, shares transferred																				198,196
Quantum Ventures LLC | Shares issuable pursuant to Short Term and Long Term Notes
SUBSEQUENT EVENTS
Conversion, shares transferred															1,558,923
Atlas FinTech
SUBSEQUENT EVENTS
Common stock, value | $											$ 803,860
Atlas FinTech | Shares issuable pursuant to Short Term and Long Term Notes
SUBSEQUENT EVENTS
Conversion, shares transferred															1,183,629
AtlasClear Platform
SUBSEQUENT EVENTS
Common Stock issued during period (in shares)																				493,909
AtlasClear Platform | Pacsquare
SUBSEQUENT EVENTS
Common stock, shares issued															336,000	336,000				336,000
ELOC Agreement
SUBSEQUENT EVENTS
Maximum aggregate purchase price | $												$ 10,000,000
Agreement term												24 months
Number of shares of individual advances requested												100,000
Advances requested, percentage of average daily volume of common stock traded												50.00%
Threshold trading days | D												30
Shares price payable as percentage of VWAP of the Common Stock												97.00%							97.00%
Threshold consecutive trading days | D												3
Proceeds from Tau agreement | $																			$ 533,382
Subsequent Event
SUBSEQUENT EVENTS
Value of subordinated notes | $							$ 1,280,000
Value of subordinated notes not renewed | $							$ 20,000
Extension term of subordinated notes							1 year
Interest rate of subordinated debt							8.00%	5.00%
Subsequent Event | WILSON-DAVIS
SUBSEQUENT EVENTS
Shares issued as deposit for the Commercial Bank acquisition (in shares)										1,055,448
Subsequent Event | Chardan Note
SUBSEQUENT EVENTS
Common Stock issued during period (in shares)	107,494
Subsequent Event | Atlas FinTech
SUBSEQUENT EVENTS
Common Stock issued during period (in shares)		27,282
Common stock, value | $											$ 803,860
Number of additional shares issued											1,183,629
Reimbursement shares transferred											1,337,500
Percentage of compensation fees agreed											13
Common stock issued to for consulting services (in shares)											2,788,276
Subsequent Event | Lead Nectar
SUBSEQUENT EVENTS
Common stock issued to for consulting services (in shares)									12,000
Common stock issued to settled vendor obligations | $									$ 20,000
Sale price per share (in Dollars per share) | $ / shares									$ 1.66
Subsequent Event | AtlasClear Platform | Pacsquare
SUBSEQUENT EVENTS
Shares issued as deposit for the Commercial Bank acquisition (in shares)														500,000
Subsequent Event | ELOC Agreement
SUBSEQUENT EVENTS
Maximum aggregate purchase price | $			$ 12,250,000									$ 10,000,000
Agreement term												24 months
Number of shares of individual advances requested			2,000									100,000
Advances requested, percentage of average daily volume of common stock traded			50.00%									50.00%
Threshold trading days | D			30									30
Shares price payable as percentage of VWAP of the Common Stock			97.00%									97.00%
Threshold consecutive trading days | D			3									3
Common Stock that may be issuable												10,000,000
Common Stock issued during period (in shares)				125,000								2,475,000
Proceeds from Tau agreement | $					$ 740,500